Deferred Revenue - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Revenue [Abstract]
Breakage amount recognized as revenue	$ 20	$ 62